UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.9%
California 93.2%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,420,124
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	953,380
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,040,020
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,151,455
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,470,450
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	13,500,000	15,241,905
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, Prerefunded, 5.75%, 7/1/2038	2,000,000	2,290,540
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,581,440
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,864,950
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B2, 0.09% *, 4/1/2047, LOC: Sumitomo Mitsui Banking	8,000,000	8,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F, Prerefunded, 5.0%, 4/1/2031	11,475,000	11,921,492
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	12,570,933
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,856,100
California, EL Dorado Irrigation District Revenue, Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,380,070
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,497,500
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,000,000	5,495,500
Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	5,001,300
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,662,673
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,589,480
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,862,975
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,358,820
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,880,018
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,361,500
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,227,801
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,208,031
Series A, 5.0%, 7/1/2040	9,675,000	10,926,558
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,773,122
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	11,396,300
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,780,850
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,141,061
Series AH, 5.25%, 12/1/2035	1,555,000	1,837,668
California, State General Obligation:
Series A, 144A, 0.07% *, 5/1/2040, LOC: Royal Bank of Canada	400,000	400,000
Series B, 144A, 0.07% *, 5/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	500,000	500,000
5.0%, 2/1/2033	12,000,000	13,518,240
5.0%, 4/1/2037	5,000,000	5,626,800
5.0%, 2/1/2043	5,000,000	5,564,600
5.0%, 3/1/2045	6,000,000	6,764,520
5.25%, 9/1/2030	10,000,000	11,539,100
5.25%, 9/1/2032	4,000,000	4,593,240
5.25%, 10/1/2032	15,000,000	17,251,950
5.25%, 4/1/2035	8,000,000	9,169,040
6.25%, 11/1/2034	10,000,000	12,130,000
6.5%, 4/1/2033	14,610,000	17,500,296
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,753,824
6.0%, 11/1/2039	10,000,000	11,994,300
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	3,977,715
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,887,821
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,121,030
California, State Kindergarten, Series A6, 0.07% *, 5/1/2034, LOC: Citibank NA	900,000	900,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,244,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,425,028
Series G-1, 5.75%, 10/1/2030	5,500,000	6,461,785
Series I-1, 6.375%, 11/1/2034	3,000,000	3,615,120
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,796,089
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,810,240
Series A, 5.0%, 11/1/2039	2,000,000	2,269,900
Series A, 5.25%, 11/1/2038	6,500,000	7,381,660
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,775,740
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,792,660
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,696,025
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,294,363
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,726,080
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,556,400
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	21,520,642
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	3,006,366
Cerritos, CA, Community College District, Series A, 5.0%, 8/1/2039	4,355,000	4,947,716
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,850,000	2,242,108
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	3,245,000	3,287,899
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,164,520
Series B, 5.0%, 8/1/2035	2,305,000	2,676,174
Series B, 5.0%, 8/1/2036	1,140,000	1,321,591
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,174,051
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue:
Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	10,857,600
Series C, 5.0%, 6/1/2044	5,000,000	5,670,050
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,432,510
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGC, AGMC	10,000,000	9,728,800
ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,360,600
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,422,843
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,727,041
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,854,275
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	5,949,771
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	8,900,000	9,856,572
Series A, 5.25%, 5/15/2039	5,000,000	5,637,050
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	16,935,000
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043	1,250,000	1,401,813
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	2,815,050
Series A, 5.0%, 7/1/2041	2,500,000	2,760,875
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,710,640
Series A, AMT, 5.0%, 8/1/2044	10,000,000	10,962,100
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,494,660
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,498,108
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,474,320
Murrieta Valley, CA, General Obligation, Unified School District, 5.0%, 9/1/2026, INS: AGMC	3,155,000	3,431,757
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	214,439
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,230,581
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,282,004
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,973,000
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,658,445
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,708,800
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,585,672
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,659,450
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,807,025
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,434,330
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.745% **, 6/1/2039, INS: NATL	10,000,000	8,733,400
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,924,224
Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,281,341
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,513,100
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,639,650
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority, Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,014,250
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	1,695,000	1,775,190
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	977,150
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,016,125
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,520,800
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,637,385
San Diego County, CA, Water Authority:
Series B, 5.0%, 5/1/2031	5,000,000	5,692,000
5.0%, 5/1/2034	7,920,000	9,131,839
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,153,350
5.25%, 8/1/2033	10,000,000	11,484,400
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,646,250
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,310,900
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,837,841
Series A, AMT, 5.5%, 5/1/2028	6,000,000	7,042,860
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,281,650
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,679,070
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,543,057
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,528,400
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	14,108,500
Series A, 5.125%, 11/1/2039	10,400,000	11,849,968
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,210,110
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,438,754
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,818,255
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,471,225
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,887,139
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,386,545
Series A, 5.0%, 8/1/2037	3,760,000	4,228,985
Series A, 5.0%, 8/1/2041	6,500,000	7,279,610
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	955,000	1,093,418
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	13,966,500
San Mateo County, CA, Community College District, 5.0%, 9/1/2033	4,000,000	4,670,360
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,855,985
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,259,010
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,251,590
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,099,581
5.5%, 9/1/2018, INS: NATL	1,060,000	1,187,115
5.6%, 9/1/2019, INS: NATL	1,115,000	1,283,655
5.6%, 9/1/2020, INS: NATL	1,180,000	1,382,925
5.65%, 9/1/2024, INS: NATL	1,445,000	1,738,566
5.65%, 9/1/2025, INS: NATL	1,520,000	1,825,915
5.65%, 9/1/2026, INS: NATL	1,605,000	1,937,299
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	7,970,550
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,533,680
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,999,400
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,895,805
Series C, 5.0%, 7/1/2035	3,000,000	3,405,330
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,115,781
Series A, ETM, 5.75%, 7/1/2021	270,000	333,442
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,232,969
Series A, 5.0%, 7/1/2037	2,000,000	2,273,460
Series A, 5.0%, 7/1/2038	5,750,000	6,526,537
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	2,979,720
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: NATL	1,250,000	1,249,050
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,122,540
University of California, State Revenues, Series AM, 5.25%, 5/15/2038	5,000,000	5,835,400
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,333,263
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,725,480

		927,785,479
Puerto Rico 0.6%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.75%, 8/1/2037	5,000,000	3,145,500
Series A, 6.375%, 8/1/2039	4,965,000	3,284,894

		6,430,394
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	927,369

Total Municipal Bonds and Notes (Cost $853,984,792)		935,143,242
Underlying Municipal Bonds of Inverse Floaters (a) 13.3%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	13,870,000	14,970,996
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.007%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (b)	17,205,000	18,570,723
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.025%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (b)	10,630,000	11,606,259
Trust: California, State Community Center, Series 2008-1154, 144A, 9.29%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (b)	3,158,944	3,534,302
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (b)	2,257,732	2,526,005
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (b)	1,881,443	2,105,005
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.89%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, Prerefunded, 5.25%, 5/15/2039 (b)	1,692,650	1,913,151
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (b)	8,727,350	9,864,262
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.02%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (b)	5,000,000	5,889,700
Trust: California, University of California Revenues, Series 3368, 144A, 21.02%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (b)	10,000,000	11,948,900
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.56%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	11,092,400
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.99%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (b)	10,000,000	11,608,600
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 21.02%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (b)	2,137,063	2,356,770
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (b)	1,944,611	2,144,532
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.294%, 5/1/2028, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (b)	10,002,999	10,880,838
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.657%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (b)	10,000,000	11,061,800
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.29%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $116,317,536)		132,074,243

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $970,302,328) †	107.2	1,067,217,485
Floating Rate Notes (a)	(8.2)	(81,637,792)
Other Assets and Liabilities, Net	1.0	10,423,381

Net Assets	100.0	996,003,074

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2015.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2015.

†
The cost for federal income tax purposes was $888,221,658.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $97,358,035.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,383,010 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,024,975.

(a)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$1,067,217,485	$—	$1,067,217,485

Total	$—	$1,067,217,485	$—	$1,067,217,485

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015